Guarantees for the technical provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	R$ 286,386,634	R$ 279,465,384
(-) Portion corresponding to contracted reinsurance	(26,223)	(34,731)
(-) Premiums receivables	(1,774,506)	(1,502,349)
(-) Unearned premium provision - Health and dental insurance	(1,849,070)	(1,656,290)
Technical provisions to be covered	282,736,835	276,272,014
Investment fund quotas (VGBL and PGBL)	209,419,706	211,617,915
Investment fund quotas (excluding VGBL and PGBL)	30,015,734	33,833,181
Government securities	48,570,793	43,342,015
Private securities	270,249	113,694
Total assets guarantee portfolio	288,276,482	288,906,805
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	20,134,600	18,558,050
(-) Portion corresponding to contracted reinsurance	(10,186)	(21,617)
(-) Premiums receivables	(1,774,506)	(1,502,349)
(-) Unearned premium provision - Health and dental insurance	(1,849,070)	(1,656,290)
Technical provisions to be covered	16,500,838	15,377,794
Investment fund quotas (excluding VGBL and PGBL)	4,354,207	4,367,527
Government securities	14,003,541	13,470,796
Private securities		34,580
Total assets guarantee portfolio	18,357,748	17,872,903
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	266,252,034	260,907,334
(-) Portion corresponding to contracted reinsurance	(16,037)	(13,114)
Technical provisions to be covered	266,235,997	260,894,220
Investment fund quotas (VGBL and PGBL)	209,419,706	211,617,915
Investment fund quotas (excluding VGBL and PGBL)	25,661,527	29,465,654
Government securities	34,567,252	29,871,219
Private securities	270,249	79,114
Total assets guarantee portfolio	R$ 269,918,734	R$ 271,033,902